Subsequent events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
43. Subsequent events
The Group has evaluated subsequent events through April 5, 2023 which is the date the Consolidated Financial Statements were authorized for issuance, and identified the following events, all of which are non-adjusting as defined in IAS 10:

On January 25, 2023, Zegna announced an agreement with Samsung C&T Corporation (“Samsung”), pursuant to which Zegna will acquire from Samsung the Thom Browne retail business in South Korea, which consists of a network of 17 Thom Browne retail stores currently managed by Samsung under franchising arrangements. Following the acquisition, Zegna will directly operate the retail stores in South Korea (through a newly formed subsidiary) and Samsung will continue to support the Group through an innovative retail management agreement. The acquisition is expected to be completed on July 1, 2023, when the current franchise agreements expire, at which point the retail management agreement will also commence.

On February 28, 2023, Zegna completed the previously announced redemption of its outstanding public and private placement warrants to purchase ordinary shares of the Company that remained outstanding at 5:00 p.m. New York City time on February 27, 2023 (the “Redemption Date”), following which (i) 408,667 warrants were exercised by the warrant holders at an exercise price of $11.50 per ordinary share and Zegna received total cash proceeds of $4.7 million in exchange for 408,667 newly issued ordinary shares, and (ii) 19,322,846 warrants were exercised by the warrant holders on a cashless basis in exchange for 0.277 ordinary shares of the Company per warrant, with the Company issuing an aggregate of 5,761,067 newly issued ordinary shares. As a result of these transactions, approximately 98% of the outstanding warrants were exercised, of which approximately 2% were exercised for cash and approximately 96% were exercised on a cashless basis. The remaining 385,123 warrants remained unexercised on the Redemption Date and were redeemed by the Company for cash at a redemption price of $0.10 per warrant in accordance with the terms of the related warrant agreements, for a total of $38.5 thousand. Following the above transactions, there are no remaining public or private placement warrants outstanding.

On March 14, 2023, the release conditions relating to 70% of the Escrow Shares, representing 3,521,875 ordinary shares of the Company, were satisfied.

On March 31, 2023, Zegna completed the acquisition of a 25% minority stake interest in Canadian technical trail-running shoe company Norda Run for consideration of $7.1 million, with the option to gradually increase its stake over the next nine years. The luxury outdoor space continues to be an area of focus for the Group, and Norda Run, which uses the finest materials on the planet to produce the world’s best-performing all-weather footwear, aligns perfectly with Zegna’s values of creating the best products from the best materials. The agreement secures the possibility of accelerating the brand’s growth through a strong industrial and commercial partnership. The acquisition was executed through a newly incorporated, fully owned subsidiary of the Group in Canada.

On April 5, 2023, the Board of Directors determined the level of achievement of the performance conditions applicable to the awards under the CEO 2022-2024 LTIP in relation to the 2022 performance period. As a result of such determination, 588,000 ordinary shares vested and will be delivered to the Chairman and CEO in due course.

On April 5, 2023, the Board of Directors verified the achievement of the vesting conditions applicable to the first tranche of awards under the IPO Performance Bonus plan related to the execution of a public listing of the Company’s shares (which was completed in December 2021) and the achievement of predefined targets relating to the Company’s share price. As a result of such determination, 240,000 CEO IPO PSUs and 450,000 Management IPO PSUs vested and the same number of Ordinary Shares held in treasury will be delivered to the CEO and to members of management, respectively, in the second quarter of 2023. For additional information relating to the CEO IPO PSUs and the Management IPO PSUs, see Note 40 — Shared-based payments.

On April 5, 2023, the Board of Directors of Zegna proposed to make a dividend distribution of €0.10 per share to holders of the Company's ordinary shares, corresponding to a total dividend distribution of approximately €25 million. The dividend proposal is subject to the finalization and adoption of the annual statutory accounts of the Company (provided that the distribution is permitted under Dutch law) and to the approval of the Company's shareholders at the 2023 annual general meeting, which is expected to be held on June 27, 2023.